Participation and residual liabilities in the Pictures segment (Tables)	12 Months Ended
Mar. 31, 2026
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Summary Of Detailed Information On Participation And Residual Liabilities Explanatory
The changes in participation and residual liabilities for the fiscal year ended March 31, 2026 are as follows:

Yen in millions
Fiscal year ended March 31
2026
Balance at beginning of the fiscal year	425,671

Current portion	236,752

Non-current portion	188,919

Additional participation and residual liabilities	159,039
Impact due to passage of time	5,049

Amounts paid during the year	(247,278)

Unpaid amounts reversed during the year	(3,383)

Translation adjustment	25,028

Balance at end of the fiscal year	364,126

Current portion	223,233

Non-current portion	140,893